Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Capital stock	Capital stock Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive loss	Shareholders’ equity	Non-controlling interests
Number of common shares, beginning of period (in shares) at Dec. 31, 2018			77,263,273
Balance, beginning of period at Dec. 31, 2018	$ 1,807,841	$ 446,544		$ 1,597	$ 1,145,476	$ (82,404)	$ 1,511,213	$ 296,628
Net income (loss)	116,366				87,767		87,767	28,599
Other comprehensive loss	(72,399)				(4,414)	(67,985)	(72,399)
Compensation expense recorded for stock options	212			212			212
Issue of shares on exercise of stock options (in shares)			2,700
Issue of shares on exercise of stock options	86	86					86
Reclassification of grant-date fair value on exercise of stock options	0	26		(26)
Payments for shares repurchased (in shares)			(1,069,893)
Payment for shares repurchased	(52,805)	(6,184)			(46,621)		(52,805)
Dividend payments to Methanex Corporation shareholders	(107,876)				(107,876)		(107,876)
Distributions made and accrued to non-controlling interests	(20,978)							(20,978)
Acquisition of non-controlling interests	(2,219)							(2,219)
Number of common shares, end of period (in shares) at Dec. 31, 2019			76,196,080
Balance, end of period at Dec. 31, 2019	1,630,360	440,472		1,783	1,039,819	(150,389)	1,331,685	298,675
Impact of adoption of IFRS 16	(37,868)				(34,513)		(34,513)	(3,355)
Net income (loss)	(125,327)				(156,678)		(156,678)	31,351
Other comprehensive loss	(10,515)				(3,531)	(6,984)	(10,515)
Compensation expense recorded for stock options	137			137			137
Issue of shares on exercise of stock options (in shares)			5,900
Issue of shares on exercise of stock options	204	204					204
Reclassification of grant-date fair value on exercise of stock options	0	47		(47)
Dividend payments to Methanex Corporation shareholders	(36,004)				(36,004)		(36,004)
Distributions made and accrued to non-controlling interests	(36,455)							(36,455)
Acquisition of non-controlling interests	(6,714)							(6,714)
Equity contributions by non-controlling interest	5,500							5,500
Realized hedge losses recognized in cash flow hedges	20,271					20,271	20,271
Number of common shares, end of period (in shares) at Dec. 31, 2020			76,201,980
Balance, end of period at Dec. 31, 2020	$ 1,441,457	$ 440,723		$ 1,873	$ 843,606	$ (137,102)	$ 1,149,100	$ 292,357